SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE BASED COMPENSATION [Abstract]
Schedule of Assumptions Used
Year Ended December 31, 2014
	Average				Post-
	risk-free				vesting
Options	rate of	Exercise	Volatility	Dividend	forfeiture
granted	return	multiple	rate	yield	rate
January 28, 2014	2.77%	3.0-3.5 times	93.0%	0%	3-9.5%

	Year Ended December 31, 2015
	Average				Post-
	risk-free				vesting
Options	rate of	Exercise	Volatility	Dividend	forfeiture
granted	return	multiple	rate	yield	rate
January 12, 2015	2.82%	1.8-3 times	93.0%	0%	5%-8%

July 06, 2015	3.20%	3 times	91.0%	0%	5%

September 09, 2015	2.94%-3.08%	1.8-3 times	91.0%-92.0%	0%	5%-8%

Summary of Stock Option Activity
		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Contract Life	Value
Options outstanding on January 1, 2016	17,528,541	0.50
Granted	—	—
Forfeited	(147,235)	0.59
Expired	(2,465)	0.15
Exercised	(2,119,700)	0.50
Options outstanding on December 31, 2016	15,259,141	0.50	6.46	4,304,907
Options vested or expected to vest on December 31, 2016	17,037,682	0.44	5.79	5,691,147
Options exercisable on December 31, 2016	11,902,422	0.47	6.05	3,691,299